INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ASSET MANAGEMENT - 0.6%
8,168	LPL Financial Holdings, Inc.	$ 1,883,459

	BANKING - 0.7%
1,516	First Citizens BancShares, Inc., Class A	2,062,367
5,831	SVB Financial Group(a)	466
		2,062,833
	BIOTECH & PHARMA - 2.4%
14,549	Alnylam Pharmaceuticals, Inc.(a)	2,878,084
24,048	Incyte Corporation(a)	1,551,817
11,043	Neurocrine Biosciences, Inc.(a)	1,202,472
11,206	Sarepta Therapeutics, Inc.(a)	1,356,038
		6,988,411
	CHEMICALS - 1.4%
13,125	Albemarle Corporation	2,608,068
36,582	Mosaic Company (The)	1,421,211
		4,029,279
	COMMERCIAL SUPPORT SERVICES - 4.7%
10,826	Cintas Corporation	5,458,143
32,761	Republic Services, Inc.	4,721,843
26,786	Waste Connections, Inc.	3,669,414
		13,849,400
	CONSTRUCTION MATERIALS - 0.8%
8,594	Advanced Drainage Systems, Inc.	1,101,407
5,146	Carlisle Companies, Inc.	1,353,501
		2,454,908
	CONTAINERS & PACKAGING - 0.4%
13,067	Crown Holdings, Inc.	1,210,788

	DATA CENTER REIT - 1.3%
29,704	Digital Realty Trust, Inc.	3,912,611

	DIVERSIFIED INDUSTRIALS - 0.7%
14,729	Dover Corporation	2,184,311

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRIC UTILITIES - 2.1%
73,594	AES Corporation (The)	$ 1,319,540
27,582	Alliant Energy Corporation	1,383,789
42,504	Avangrid, Inc.	1,466,388
68,809	CenterPoint Energy, Inc.	1,919,083
		6,088,800
	ELECTRICAL EQUIPMENT - 2.7%
61,770	Amphenol Corporation, Class A	5,459,233
18,557	Keysight Technologies, Inc.(a)	2,473,648
		7,932,881
	ENGINEERING & CONSTRUCTION - 1.1%
15,288	Quanta Services, Inc.	3,208,493

	FOOD - 1.6%
16,290	Darling Ingredients, Inc.(a)	1,006,070
59,852	Hormel Foods Corporation	2,309,689
15,594	Lamb Weston Holdings, Inc.	1,519,012
		4,834,771
	HEALTH CARE FACILITIES & SERVICES - 0.9%
19,434	Catalent, Inc.(a)	971,117
5,908	Molina Healthcare, Inc.(a)	1,832,189
		2,803,306
	HEALTH CARE REIT - 0.6%
41,566	Ventas, Inc.	1,815,603

	INDUSTRIAL REIT - 4.1%
98,160	Prologis, Inc.	12,191,472

	INDUSTRIAL SUPPORT SERVICES - 1.1%
6,923	United Rentals, Inc.	3,299,086

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
43,885	Interactive Brokers Group, Inc., Class A	3,997,046

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE - 0.5%
24,160	Loews Corporation	$ 1,500,094

	MACHINERY - 2.4%
5,884	Nordson Corporation	1,436,520
13,372	Parker-Hannifin Corporation	5,574,787
		7,011,307
	MEDICAL EQUIPMENT & DEVICES - 11.2%
16,068	Bio-Techne Corporation	1,259,731
63,245	Edwards Lifesciences Corporation(a)	4,836,345
18,566	Exact Sciences Corporation(a)	1,553,417
8,696	IDEXX Laboratories, Inc.(a)	4,447,221
35,974	Intuitive Surgical, Inc.(a)	11,248,351
2,348	Mettler-Toledo International, Inc.(a)	2,849,251
6,347	Repligen Corporation(a)	1,103,807
15,727	ResMed, Inc.	2,509,872
7,726	West Pharmaceutical Services, Inc.	3,143,709
		32,951,704
	METALS & MINING - 3.2%
154,783	Freeport-McMoRan, Inc.	6,177,390
86,493	Newmont Corporation	3,409,554
		9,586,944
	MULTI ASSET CLASS REIT - 0.5%
23,680	WP Carey, Inc.	1,540,384

	OFFICE REIT - 1.1%
18,935	Alexandria Real Estate Equities, Inc.	2,202,898
16,094	Boston Properties, Inc.	1,074,596
		3,277,494
	OIL & GAS PRODUCERS - 2.5%
30,576	Antero Resources Corporation(a)	846,038
70,361	Devon Energy Corporation	3,594,744
19,040	Diamondback Energy, Inc.	2,889,891
		7,330,673

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 3.0%
150,982	Schlumberger Ltd.	$ 8,901,899

	RENEWABLE ENERGY - 1.4%
14,872	Enphase Energy, Inc.(a)	1,881,754
11,293	First Solar, Inc.(a)	2,135,732
		4,017,486
	RESIDENTIAL REIT - 3.7%
11,942	Camden Property Trust	1,285,198
20,782	Equity LifeStyle Properties, Inc.	1,391,563
41,505	Equity Residential	2,690,769
66,770	Invitation Homes, Inc.	2,276,189
13,907	Sun Communities, Inc.	1,702,495
35,704	UDR, Inc.	1,424,590
		10,770,804
	RETAIL - DISCRETIONARY - 1.4%
13,074	Builders FirstSource, Inc.(a)	1,896,253
14,493	Genuine Parts Company	2,228,009
		4,124,262
	SELF-STORAGE REIT - 0.6%
14,627	Extra Space Storage, Inc.	1,882,202

	SEMICONDUCTORS - 7.7%
15,227	Entegris, Inc.	1,542,038
13,947	KLA Corporation	6,999,581
13,300	Lattice Semiconductor Corporation(a)	1,293,558
54,903	Microchip Technology, Inc.	4,493,262
43,446	ON Semiconductor Corporation(a)	4,277,693
16,225	Skyworks Solutions, Inc.	1,764,307
16,099	Teradyne, Inc.	1,736,599
12,253	Wolfspeed, Inc.(a)	585,938
		22,692,976
	SOFTWARE - 12.3%
9,228	ANSYS, Inc.(a)	2,942,532
21,876	DocuSign, Inc.(a)	1,100,363

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 12.3% (Continued)
6,402	Manhattan Associates, Inc.(a)	$ 1,297,173
10,950	Roper Technologies, Inc.	5,464,707
21,502	ServiceNow, Inc.(a)	12,661,024
16,123	Synopsys, Inc.(a)	7,398,683
4,276	Tyler Technologies, Inc.(a)	1,703,687
17,822	Veeva Systems, Inc., Class A(a)	3,719,451
		36,287,620
	STEEL - 2.1%
25,181	Nucor Corporation	4,333,650
17,181	Steel Dynamics, Inc.	1,831,323
		6,164,973
	TECHNOLOGY HARDWARE - 1.5%
22,038	NetApp, Inc.	1,690,315
5,018	Super Micro Computer, Inc.(a)	1,380,351
5,119	Zebra Technologies Corporation, Class A(a)	1,407,776
		4,478,442
	TECHNOLOGY SERVICES - 11.3%
43,612	CoStar Group, Inc.(a)	3,575,748
6,030	EPAM Systems, Inc.(a)	1,561,710
2,637	Fair Isaac Corporation(a)	2,385,404
63,279	Fidelity National Information Services, Inc.	3,534,765
7,723	FleetCor Technologies, Inc.(a)	2,098,571
8,577	Gartner, Inc.(a)	2,999,205
28,678	Global Payments, Inc.	3,633,216
8,784	MSCI, Inc.	4,775,158
39,575	Paychex, Inc.	4,837,252
15,755	Verisk Analytics, Inc.	3,816,176
		33,217,205
	TRANSPORTATION & LOGISTICS - 2.8%
15,818	Expeditors International of Washington, Inc.	1,846,119
10,893	JB Hunt Transport Services, Inc.	2,046,577
10,487	Old Dominion Freight Line, Inc.	4,481,829
		8,374,525

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION EQUIPMENT - 1.5%
52,790	PACCAR, Inc.	$ 4,344,089

	WHOLESALE - DISCRETIONARY - 0.5%
27,208	LKQ Corporation	1,429,236

	TOTAL COMMON STOCKS (Cost $303,521,538)	294,631,777

	TOTAL INVESTMENTS - 99.8% (Cost $303,521,538)	$ 294,631,777
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	537,471
	NET ASSETS - 100.0%	$ 295,169,248

LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.